Pension And OPEB Plans (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets		$ 2,180	$ 1,974
Earning period		3 years
Rolling period		4 years
Percentage of gains and losses		25.00%
Second pool representation of total investments, percentage		31.00%
Cash contributions		$ 180	35	$ 79
Vistra [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded liability		$ 111
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of corporate bonds | item		1,029
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets		$ 1,215	1,199
Defined Benefit Pension Plans [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial loss	$ 45
Amortization of prior service cost	0
Defined Benefit Pension Plans [Member] | Scenario, Forecast [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial loss	4
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded liability		(900)	(1,020)
Amortization of net actuarial loss		(45)	(41)	(63)
Expected funding, 2018		82
Expected funding, 2018 to 2022		556
Cash contributions		149	4	54
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded liability		$ (1,049)	(973)
Number of corporate bonds | item		391
Amortization of net actuarial loss		$ (32)	(35)	(33)
Amortization of prior service cost		(20)	(20)	(20)
Expected funding, 2018		35
Expected funding, 2018 to 2022		178
Cash contributions		$ 31	31	25
OPEB Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial loss	56
Amortization of prior service cost	30
OPEB Plan [Member] | Scenario, Forecast [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial loss	1
Amortization of prior service cost	$ 0
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		100.00%
Percentage of employee's contribution matched 100% by employer		6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		75.00%
Percentage of employee's contribution matched 100% by employer		6.00%
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions		$ 17	$ 15	$ 14